GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

9. GOODWILL

Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 were as follows:

	2017	2018
	RMB (in millions)
Balance at beginning of year	56,015	56,246
Acquisition of offline travel agency (Note 2)	—	1,166
Acquisition of Skyscanner (Note 2)	(60)	—
Others	291	614
Balance at end of period	56,246	58,026

Goodwill resulting from the business combinations completed in the years ended December 31, 2018 has been allocated to the single reporting unit of the Group. For the years ended December 31, 2016, 2017 and 2018, the Company did not have goodwill impairment. As of December 31, 2018, there had not been any accumulated goodwill impairment provided.